INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 22, 2022
Mantra by Selina Ltd.
Disclosure of associates [line items]
Consideration in kind		$ 0.5
Consideration in kind		$ 1.5
Mantra by Selina Ltd.
Disclosure of associates [line items]
Ownership interest	50.01%
Mantra by Selina Ltd. | Top of range
Disclosure of associates [line items]
Ownership interest	100.00%